Document and Entity Information	3 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	Kibush Capital Corp
Entity Central Index Key	0001614466
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company